Contingencies and Provisions - Restructuring Provision (Details) - Restructuring provision - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in other provisions [abstract]
Balance - Beginning of fiscal year	$ 1,715	$ 2,591
Expensed during the year	5,632	17,503
Paid during the year	(5,224)	(18,379)
Balance - End of fiscal year	$ 2,123	$ 1,715